EQUITY AND NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [abstract]
EQUITY AND NON-CONTROLLING INTERESTS	EQUITY AND NON-CONTROLLING INTERESTS
Authorized shares
Authorized share capital remained at 485 represented by 1,361,418,599 ordinary shares without nominal value as of June 30, 2021 and December 31, 2020.
Share capital
There was no change in the aggregate number of shares issued and fully paid up which continues to amount to 1,102,809,772 as of June 30, 2021 and December 31, 2020.
Dividends
On June 8, 2021 at the annual general meeting of shareholders, the shareholders approved the Company’s dividend of $0.30 per share. The dividend amounted to 325 (312 net of dividends paid to subsidiaries holding treasury shares), and was paid on June 15, 2021.
Share buyback
On March 3, 2021, ArcelorMittal completed its first share buyback program and repurchased 27.1 million shares for a total amount of €537 million (650) at an average price per share of €19.79 (equivalent to $23.97).
On June 17, 2021, ArcelorMittal completed its second share buyback program and repurchased 17.8 million shares for a total amount of €469 million (570) at an average price per share of €26.27 (equivalent to $31.94).
On July 5, 2021, ArcelorMittal completed its third share buyback program and repurchased 24.5 million shares for a total amount of €630 million (750), of which 427 settled as of June 30, 2021 and 97 of repurchases completed as of June 30, 2021 and settled in July, at an average price per share of €25.77 (equivalent to $30.66).
Treasury shares
ArcelorMittal held 83.6 million and 22.1 million treasury shares as of June 30, 2021 and December 31, 2020, respectively.
Put option NSI
On June 3, 2021, following an amendment to the shareholders' agreement signed between the Company and non-controlling interests in Nouvelles Sidérurgies Industrielles ("NSI"), an entity in which ArcelorMittal holds a 50% controlling stake and which holds a 64.86% interest in Société Nationale de Sidérurgie S.A. ("Sonasid") in Morocco, the Company granted to such non-controlling interests a put option to buy the totality of their shares in NSI exercisable by its holders during three periods between December 5, 2022 to December 4, 2024 (or from March 5, 2023 to March 4, 2025), December 5, 2027 to December 4, 2029 and December 5, 2032 to December 4, 2034. The Company recognized a financial liability at amortized cost against equity of 119 and measured at the present value of the redemption amount.